Note 20 - Comprehensive Income	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
20.
Comprehensive Income:

During the year ended
December 31, 2015,
Other comprehensive income increased with net gains of
$11,485
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$20,418
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$31,800
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$103
).

During the year ended
December 31, 2016,
Other comprehensive income increased with net gains of
$30,225
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of
$8,828
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$20,237
), (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$84
) and (iv) the amounts reclassified from net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals (
$1,076
).

During the year ended
December 31, 2017,
Other comprehensive income increased with net gains of
$13,455
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of
$1,999
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$11,393
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$63
).

As at
December 31, 2015,
2016
and
2017,
Comprehensive income amounted to
$155,249,
$111,927
and
$86,331,
respectively. The estimated net amount that is expected to be reclassified within the next
12
months from Accumulated Other Comprehensive Loss to earnings in respect of the net settlements on interest rate swaps amounts to
$2,507.